Fair Value Measurements (Details) - Schedule of binomial/lattice model for Private Warrants and Public Warrants - CIK0001816090 FTAC Olympus Acquisition Corp. - $ / shares	1 Months Ended	4 Months Ended	7 Months Ended
	Aug. 28, 2020	Sep. 30, 2020	Dec. 31, 2020
Risk-free interest rate	0.30%	0.30%	0.40%
Expected term (years)	5 years 109 days	5 years 109 days	5 years 109 days
Expected volatility	35.00%	35.00%	31.40%
Dividend yield	0.00%	0.00%	0.00%
Exercise price (in Dollars per share)	$ 11.50	$ 11.50	$ 11.50
Asset Price (in Dollars per share)	$ 9.39	$ 9.44	$ 10.30